February 22, 1996

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

              Re: Rule 24f-2 Notice for The Target Portfolio Trust (File No. 811-7064)

     On behalf of The Target Portfolio Trust, enclosed for filing under the

Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have also been filed using the EDGAR system. Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.

                                   Very truly yours,




                                   /s/ Marguerite E. H. Morrison Marguerite E.H. Morrison Assistant Secretary

MM/ln
Enclosures





         U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.
 1.   Name and address of issuer:  The Target Portfolio Trust,
      One Seaport Plaza, New York, New York  10292.
 2. Name of each series or class of funds for which this notice is filed: The Fund offers three classes of shares designated Class A, Class B and Class C.

 3.   Investment Company Act File Number: 811-7064.
      Securities Act File Number: 33-50476.

 4.   Last day of fiscal year for which this notice is filed:
      December 31, 1995.

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [ ]
 6.   Date of termination of issuer's declaration under Rule
              24f-2(a)(1), if applicable (see instruction A.6): N/A

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/0

 8.   Number and amount of securities registered during the
              fiscal year other than pursuant to Rule 24f-2: None/0

 9. Number and aggregate sale price of securities sold during the fiscal year: 176,705,153/$565,658,562

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
      176,705,153/$565,658,562

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
                  (see instruction B.7): 3,424,122/$29,349,341

    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on Rule 24f-2 (from item 10):  $565,658,562

        (ii)  Aggregate price of shares issued in
                      connection with dividend reinvestment
              plans (from item 11, if applicable):   +$29,349,341

       (iii)  Aggregate price of shares redeemed or
                       repurchased during the fiscal year
              (if applicable):                       -$568,112,974
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2
              (if applicable):                         +
         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
(if applicable):                                     $26,894,929
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                   x1/2900

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                $9,274.11

Instructions:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13.   Check box if fees are being remitted to the Commission's
          lockbox depository as described in section 3a of the    Commission's
          Rules of Informal and Other Procedures     (17 CFR 202.3a).
                                              [x]
          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1996
                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                       /s/ S. Jane Rose           By (S. Jane
                                   Rose, Secretary)
 Date February 21, 1996














                    THE TARGET PORTFOLIO TRUST TREASURER'S CERTIFICATE
     The undersigned, Treasurer of The Target Portfolio Trust, a Delaware business trust (the "Fund"), does hereby certify as follows:
     1.   For the fiscal year ended December 31, 1995, the Fund
          issued 180,129,275 shares of beneficial interest.
     2.   In respect of the issuance of such 180,129,275 shares,
          the Fund received cash consideration of $ 595,007,903.
3.   With respect to each share issued, the Fund received cash
          consideration not less than the net asset value per share on the date issued and not less than $.001 per share.
     4.   To the best of my knowledge and belief, the Fund is in
          good standing in the Commonwealth of Delaware.
     IN WITNESS WHEREOF, I have hereunto signed my name as Treasurer of the
Fund.
Date:   Februrary 21, 1996


                                   /s/ Grace C. Torres            Grace C.

                                   Torres

SEAL